Borrowings (Tables)	12 Months Ended
Jun. 30, 2019
Borrowings
Schedule of borrowings

	2019	2018
	£’000	£’000
Senior secured notes	330,757	318,347
Secured term loan facility	175,022	168,347
Secured bank loan	—	3,750
Accrued interest on senior secured notes	5,453	5,324
	511,232	495,768
Less: non-current portion
Senior secured notes	330,757	318,347
Secured term loan facility	175,022	168,347
Non-current borrowings	505,779	486,694
Current borrowings	5,453	9,074